Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrealized gains/(losses) on securities
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	$ (188)	$ (10)	$ (223)
Accumulated other comprehensive income (loss)
Beginning balance	(2,467)
Ending balance	(1,430)	(2,467)
Parent Company [Member]
Foreign currency items
Beginning balance	(271)	208
Other comprehensive income (loss) before reclassifications	862	(479)
Reclassification adjustments for losses (gains) reclassified into income , net of tax of nil	0	0
Ending balance	591	(271)	208
Unrealized gains/(losses) on securities
Beginning balance	(353)	(238)
Other comprehensive income (loss) before reclassifications	466	(118)
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	(153)	3	(196)
Ending balance	(40)	(353)	(238)
Defined benefit pension plan
Beginning balance	(1,843)	(1,849)
Other comprehensive income (loss) before reclassifications	(138)	6
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	0	0
Ending balance	(1,981)	(1,843)	(1,849)
Accumulated other comprehensive income (loss)
Beginning balance	(2,467)	(1,879)
Other comprehensive income (loss) before reclassifications	1,190	(591)
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	(153)	3
Ending balance	$ (1,430)	$ (2,467)	$ (1,879)